Net investment income	12 Months Ended
Dec. 31, 2019
6. Net investment income
Net investment income

The notes included in this section focus on the results and performance of the Barclays Bank Group. Information on the segmental performance, income generated, expenditure incurred, tax, and dividends are included here.

6 Net investment income

Accounting for net investment income

Dividends are recognised when the right to receive the dividend has been established. Other accounting policies relating to net investment income are set out in Note 12 and Note 14.

	2019	2018	2017
	£m	£m	£m
Net gains from financial assets mandatorily at fair value	218	172	-
Net gains from disposal of debt instruments at fair value through other comprehensive income	454	131	-
Net gains/(losses) from disposal of financial assets and liabilities measured at amortised cost	(38)	(20)	86
Dividend income	-	55	48
Net (losses)/gains on other investments	(214)	56	(14)
Net gains from financial instruments designated at fair value [a]	-	-	281
Net gains from disposal of available for sale investments [b]	-	-	298
Net investment income	420	394	699

Notes

a Following the adoption of IFRS 9 in 2018, gains or losses on financial assets designated at fair value to eliminate or reduce an accounting mismatch are recognised in net trading income lines.

b Following the adoption of IFRS 9 in 2018, available for sale classification is no longer applicable.